Trade and other receivables (Details 3) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Total carrying amount	$ 454,238,058	$ 450,953,277
Impairment Provision	$ (7,751,305)	$ (5,689,741)
Current [member]
IfrsStatementLineItems [Line Items]
Credit loss rate	0.08%	0.14%
Total carrying amount	$ 435,313,376	$ 431,953,815
Impairment Provision	$ (2,393,058)	$ (2,842,752)
Later Than Zero Month And Not Later Than Three Months [Member]
IfrsStatementLineItems [Line Items]
Credit loss rate	19.50%	8.42%
Total carrying amount	$ 13,561,205	$ 14,944,125
Impairment Provision	$ (1,385,596)	$ (711,757)
Later Than Three Month And Not Later Than Six Months [Member]
IfrsStatementLineItems [Line Items]
Credit loss rate	64.05%	46.50%
Total carrying amount	$ 1,565,361	$ 1,620,389
Impairment Provision	$ (600,340)	$ (501,800)
Later Than Six Month And Not Later Than Twelve Months [Member]
IfrsStatementLineItems [Line Items]
Credit loss rate	100.00%	100.00%
Total carrying amount	$ 1,742,225	$ 1,356,302
Impairment Provision	$ (1,338,709)	$ (737,507)
Later Than Twelve Months [Member]
IfrsStatementLineItems [Line Items]
Credit loss rate	100.00%	100.00%
Total carrying amount	$ 2,055,891	$ 1,078,646
Impairment Provision	$ (2,033,602)	$ (895,925)